CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (18,088,549)	$ (3,075,981)	$ (6,203,604)	$ (3,854,004)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase (decrease) in provision for losses on accounts receivable				(4,619)
Amortization of debt discount	16,819	34,453	30,453	267,258
Depreciation and amortization	156,098	12,079	40,161
Amortization of deferred financing costs				32,400
Loan origination discount				15,500
Share-based compensation, net	14,914,372	2,025,369	3,286,565	622,450
Discount on issuance of shares of common stock	928,601		582,881
Loss on settlement of dispute		102,139	122,139
Loss on revaluation of derivative liabilities				1,894,258
Loss on extinguishment of debt and repurchase of warrants		248,892	248,892	691,904
Loss on non-marketable equity securities				15,125
Abandonment of consulting project and resultant recognition of deferred revenue				(200,000)
Increase in net assets in connection with acquisition of fifty percent owned subsidiary		(37,546)
Changes in operating assets and liabilities:
Accounts receivable	(41,877)	24,484	24,484	33,570
Other current assets	(1,344)		(23,028)
Due from related party	(59,170)	19,584	26,775	(18,491)
Inventory	(1,601,016)		(43,200)
Prepaid expenses				56,341
Accounts payable and accrued expenses	(66,684)	44,096	(81,876)	239,935
Deferred revenue	(90,000)	(90,000)	(180,000)	(180,000)
Accrued wages payable to officers and directors	102,458	318,407	213,698	42,695
Notes payable to and advances from officers and directors			77,384	71,008
Net cash used in operating activities	(3,830,292)	(374,024)	(1,878,276)	(274,670)
Investing activities:
Cash acquired upon acquisition of subsidiary			363,134
Improvements to cultivation and extraction facilities and purchase of equipment	(977,179)	(246,283)	(621,731)
Purchase of intangible assets	(89,050)	(83,922)	(197,164)
Return of deposit		(32,500)	(32,500)
Cash portion of settlement of dispute			(20,000)
Purchase of non-marketable securities		(50,000)
Net cash provided by (used in) investing activities	(1,066,229)	(412,705)	(508,261)
Financing activities:
Proceeds from issuance of common stock - equity financing line	2,581,108	1,056,142	2,682,750
Proceeds from notes payable to and advances from officers and directors	501,241	245,286	254,942	50,000
Net proceeds from issuance of convertible debt and warrants	845,000			316,478
Proceeds from proposed joint venture that was never formed	650,000
Repayment of convertible debt and notes payable			(31,000)	(242,607)
Proceeds from issuance of common shares and exercise of warrants	57,083		192,869	145,000
Payments on installment loan	(28,775)	(35,000)
Net cash provided by (used in) financing activities	4,605,657	1,266,428	3,099,561	268,871
Net increase (decrease) in cash	(290,864)	479,699	713,024	(5,799)
Cash, beginning of period	825,645	112,621	112,621	118,420
Cash, end of period	534,781	592,320	825,645	112,621
Supplemental schedule of cash flow information:
Cash paid for interest				8,165
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Common shares issued in the acquisition of Prana Therapeutics, Inc.			4,870,500
Issuance of stock options in exchange for accrued wages payable to officers and directors				612,512
Common stock issued upon exercise of cashless warrants			350,000	700,000
Reduction of convertible notes payable due to the conversion by Tangiers Global				220,000
Issuance of common stock upon conversion of debt and loss on extinguishment of debt			381,576	473,965
Reduction of three convertible notes payable due to the conversion by Slainte Ventures				206,978
Issuance of common stock upon conversion of Slainte Ventures note payable				218,038
Reduction of note payable due to the conversion by Slainte Ventures				600,000
Issuance of common stock upon conversion of Slainte Ventures note payable				3,845,748
Reduction of notes payable in exchange for 1,100,000 shares of common stock of WeedMD				175,000
Acquisition of equipment from related party		57,909	99,200
Warrants cancelled				$ (3,000,000)
Subscription to purchase common stock of a related entity - Prana Therapeutics, Inc		150,000
Exercise of stock option for 1,000,000 of common stock in exchange for notes payable to an officer and director		$ 200,000